Segment Information and Sales to Significant Customers (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenue and Customer Information
Total revenue	$ 812,203	$ 801,409	$ 788,935	$ 775,181	$ 762,194	$ 753,249	$ 743,969	$ 724,811	$ 3,177,728	$ 2,984,223	$ 2,862,607
Customer experience systems [Member]
Revenue and Customer Information
Total revenue									2,978,288	2,775,271	2,685,460
Directory [Member]
Revenue and Customer Information
Total revenue									$ 199,440	$ 208,952	$ 177,147